MERRILL LYNCH
                                                              PREMIER GROWTH
                                                              FUND, INC.

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Annual Report
                                                              November 30, 2000

MERRILL LYNCH PREMIER GROWTH FUND, INC.

Officers and Directors/Trustees

Terry K. Glenn, President and Director/Trustee
James H. Bodurtha, Director/Trustee
Herbert I. London, Director/Trustee
Joseph L. May, Director/Trustee
Andre F. Perold, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Robert C. Doll, Jr., Senior Vice President
James D. McCall, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Susan B. Baker, Secretary

--------------------------------------------------------------------------------
Arthur Zeikel, Director/Trustee of Merrill Lynch Premier Growth Fund, Inc. has recently retired. The Fund's Board of Directors wishes Mr. Zeikel well in his retirement.
--------------------------------------------------------------------------------

Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                      Merrill Lynch Premier Growth Fund, Inc., November 30, 2000

DEAR SHAREHOLDER

Investment Environment

Volatility remained the defining characteristic of the equity investment arena during the six-month period ended November 30, 2000, with investor attitudes shifting markedly and with uncommon frequency. Since the launch of the Fund on March 3, 2000, we have already witnessed one and one-half up/down cycles in the aggressive growth portion of the market. Unfortunately, two legs of these cycles have been down and only one has been up. As the Fund's fiscal year came to a close on November 30, 2000, we were still in the midst of the second down leg. The driving forces behind the most recent negative swing in investor sentiment are vastly different from those that contributed to the market downturn in the spring of this year. Investors are having difficulty coming to terms with a slowing economy. They worry about the magnitude of the slowdown and about the eventual impact such a deceleration might have on corporate profit growth.

A couple of unique twists helped to further exacerbate the most recent bout of negative sentiment. The first was the prolonged presidential election, which served as a daily drain on investor confidence. The frustration and confusion caused by the uncertain presidency disrupted the normal buyer/seller balance. Buyers moved to the sidelines until the dust settled and they could invest with confidence, leaving only sellers on the playing field. The second contributing factor was a new Securities and Exchange Commission (SEC) regulation known as "REG FD," which has had a notable negative impact on the valuations of aggressive growth stocks since it took effect on October 23, 2000. While investors knew REG FD was imminent, the immediate repercussions were, nonetheless, striking. Essentially, the regulation states that company managements may no longer provide new and meaningful information to any individual or group without simultaneously making that information available to any and every other interested party. Company managements faced the difficult task of complying with REG FD or severely cutting back communications with analysts and investors. Initially, they have chosen to follow the easier path of cutting back communications. This has proved particularly detrimental in the aggressive growth arena since Wall Street analysts who follow high-growth companies are heavily dependent on management feedback in building their forward-looking income statement models. Direct and continuous feedback is not nearly as critical with slow-growth companies because the changes are fewer and come at a much less rapid pace. Analysts, now feeling abandoned and without support from company managements, have chosen to become extremely conservative with their earnings estimates, price targets and ratings. Investors have perceived this new conservative disposition as a more cautious outlook on the part of analysts regarding future growth rates. Understandably, this further fueled the already negative investor sentiment.

Taken together, all of these factors have served to create an environment of widespread bearishness that seems to have reached unsustainable levels, particularly given our analysis of selected companies and their continued strong growth prospects over the foreseeable future.

Fiscal Year in Review

Since inception (March 3, 2000) through November 30, 2000, the Fund's Class A, Class B, Class C and Class D Shares had total returns of -38.60%, -39.10%, -39.10% and -38.70%, respectively. The Fund's results compared favorably relative to the -47.07% return of the NASDAQ Composite Index for the same period. (Fund results do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4
- 6 of this report to shareholders.)

As we discussed in our May 31, 2000 report to shareholders, Merrill Lynch Premier Growth Fund, Inc. was launched just prior to the record peak in the NASDAQ Composite Index. The downdraft that immediately followed was fast and furious. Fortunately, the market had bottomed by late May, after investors concluded that the Federal Reserve Board's effort to raise interest rates to slow a potentially overheating economy had achieved the desired effect, thereby eliminating the immediate need for further tightening. The portfolio's stocks proceeded to rebound dramatically over the five months that followed, as the fundamental strength of our companies' businesses was demonstrated in their quarterly financial reports. At that time, in a more favorable market environment, the share prices were better able to reflect these strengths. By late October, the Fund's investment returns since inception had crossed into positive territory.

Unfortunately, this scenario was short-lived. The first trigger for another downturn in the market was the suggestion that spending on telecommunications capital equipment by service providers would slow dramatically in 2001. Up to this point, investors had assumed that a seemingly insatiable demand for bandwidth, the "highway" traveled by data and voice traffic, would continue to drive strong sales and profit growth for equipment providers, thereby sustaining the relatively high share price multiples these companies enjoyed. This new "speed bump" was confirmed in most investors' minds by a series of disappointing data points in the financial results of several major companies participating in the telecommunications equipment market. Issues arose at Lucent Technologies, Inc., Northern Telecom and even Cisco Systems, Inc. The resulting rush for the exits left few stocks unscathed.

While we did make some portfolio adjustments in response to a possible spending slowdown, we also went to substantial lengths to confirm our belief that the Fund's telecommunications holdings were positioned in high-growth segments that were unlikely to experience significant reductions in service provider spending. As a result, we added to many of our positions. Our confidence came from the fact that the companies we own offer products and/or services that enable service providers to lower their costs of doing business, provide competitive services at lower costs and/or offer new services, thereby generating new sources of revenue. In this very competitive and perhaps more uncertain environment, we believe it unlikely that providers would not continue to invest in these types of products provided by such companies as CIENA Corporation, Juniper Networks, Inc., Corning Incorporated and Extreme Networks, Inc.

In Conclusion

Entering the new fiscal year, we look for catalysts that might spark a turnaround in investor sentiment. We are hopeful that the recent resolution of the presidential election might serve such a purpose. Also constructive would be some assurance that the Federal Reserve Board stands ready to implement a more accommodative monetary policy if evidence continues to indicate that the economy has "hit a wall." A promising sign came when the Federal Reserve Board cut interest rates recently by 0.50%.

We appreciate your investment in Merrill Lynch Premier Growth Fund, Inc., and we are particularly grateful for your continued support during a challenging first fiscal year.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ James D. McCall

James D. McCall
Senior Vice President and
Portfolio Manager

January 4, 2001


                                     2 & 3

                      Merrill Lynch Premier Growth Fund, Inc., November 30, 2000

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                 6 Month         Since Inception
As of November 30, 2000                       Total Return        Total Return
================================================================================
ML Premier Growth Fund, Inc. Class A Shares*    -12.16%              -38.60%
--------------------------------------------------------------------------------
ML Premier Growth Fund, Inc. Class B Shares*    -12.63               -39.10
--------------------------------------------------------------------------------
ML Premier Growth Fund, Inc. Class C Shares*    -12.63               -39.10
--------------------------------------------------------------------------------
ML Premier Growth Fund, Inc. Class D Shares*    -12.30               -38.70
--------------------------------------------------------------------------------
Standard & Poor's Barra Growth Index**          -14.19               -14.53
================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 3/03/00.
** An unmanaged capitalization-weighted Index comprised of all the stocks in the Standard & Poor's 500 Index that have higher price-to-book ratios. Since inception total return is from 2/29/00.

Total Return Based on a $10,000 Investment--Class A Shares and Class B Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class B Shares compared to growth of an investment in the S&P Barra Growth Index. Beginning and ending values are:

                                                          3/03/00**        11/00
Merrill Lynch Premier Growth Fund+--
Class A Shares*                                            $ 9,475        $5,818
Merrill Lynch Premier Growth Fund+--
Class B Shares*                                            $10,000        $5,846
S&P Barra Growth Index ++                                  $10,000        $8,546

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Master Premier Growth Trust. The Trust invests primarily in common stocks of the companies that Fund management believes have strong earnings growth and capital appreciation potential.
++ This unmanaged Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 Index that have higher book-to-price ratios. The starting date for this index is from 2/29/00.
      Past performance is not indicative of future results.

Aggregate Total Return

                                                % Return Without  % Return With
                                                   Sales Charge   Sales Charge**
===============================================================================
Class A Shares*
===============================================================================
Inception (3/03/00)
through 9/30/00                                       -4.00%          -9.04%
-------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                    % Return        % Return
                                                  Without CDSC      With CDSC**
=============================================================================
Class B Shares*
=============================================================================
Inception (3/03/00)
through 9/30/00                                       -4.60%          -8.42%
-----------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.


                                     4 & 5

                      Merrill Lynch Premier Growth Fund, Inc., November 30, 2000

PERFORMANCE DATA (concluded)

Total Return Based on a $10,000 Investment--Class C Shares and Class D Shares

A line graph depicting the growth of an investment in the Fund's Class C Shares and Class D Shares compared to growth of an investment in the S&P Barra Growth Index. Beginning and ending values are:

                                                          3/03/00**        10/00
Merrill Lynch Premier Growth Fund+--
Class C Shares*                                            $10,000        $6,029
Merrill Lynch Premier Growth Fund+--
Class D Shares*                                            $ 9,475        $5,808
S&P Barra Growth Index ++                                  $10,000        $8,546

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Master Premier Growth Trust. The Trust invests primarily in common stocks of the companies that Fund management believes have strong earnings growth and capital appreciation potential.
++ This unmanaged Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 Index that have higher book-to-price ratios. The starting date for this index is from 2/29/00.
      Past performance is not indicative of future results.

Aggregate Total Return

                                                    % Return        % Return
                                                  Without CDSC      With CDSC**
=============================================================================
Class C Shares*
=============================================================================
Inception (3/03/00)
through 9/30/00                                      -4.60%            -8.42%
-----------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

                                                % Return Without  % Return With
                                                   Sales Charge   Sales Charge**
===============================================================================
Class D Shares*
===============================================================================
Inception (3/03/00)
through 9/30/00                                      -4.20%            -9.23%
-------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
PREMIER GROWTH
FUND, INC.      As of November 30, 2000
======================================================================================================================
Assets:         Investment in Master Premier Growth Trust, at value (identified cost--$230,797,898) ..   $ 180,835,649
                Prepaid registration fees ............................................................         154,102
                                                                                                         -------------
                Total assets .........................................................................     180,989,751
                                                                                                         -------------
======================================================================================================================
Liabilities:    Payable to distributor ...............................................................         158,972
                Accrued expenses and other liabilities ...............................................         162,129
                                                                                                         -------------
                Total liabilities ....................................................................         321,101
                                                                                                         -------------
======================================================================================================================
Net Assets:     Net assets ...........................................................................   $ 180,668,650
                                                                                                         =============
======================================================================================================================
Net Assets      Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ........   $      72,162
Consist of:     Class B Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ........       1,810,383
                Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ........         734,894
                Class D Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ........         344,928
                Paid-in capital in excess of par .....................................................     271,502,816
                Accumulated realized capital losses on investments and foreign currency
                transactions from the Trust--net .....................................................     (43,827,078)
                Unrealized depreciation on investments from the Trust--net ...........................     (49,969,455)
                                                                                                         -------------
                Net assets ...........................................................................   $ 180,668,650
                                                                                                         =============
======================================================================================================================
Net Asset       Class A--Based on net assets of $4,430,847 and 721,622 shares outstanding ............   $        6.14
Value:                                                                                                   =============
                Class B--Based on net assets of $110,318,679 and 18,103,830 shares outstanding .......   $        6.09
                                                                                                         =============
                Class C--Based on net assets of $44,779,487 and 7,348,944 shares outstanding .........   $        6.09
                                                                                                         =============
                Class D--Based on net assets of $21,139,637 and 3,449,279 shares outstanding .........   $        6.13
                                                                                                         =============
======================================================================================================================

                See Notes to Financial Statements.


                                     6 & 7

                      Merrill Lynch Premier Growth Fund, Inc., November 30, 2000

STATEMENT OF OPERATIONS

MERRILL LYNCH
PREMIER GROWTH
FUND, INC.        For the Period March 3, 2000+ to November 30, 2000
===================================================================================================================================
Investment        Investment income allocated from the Trust (net of $643 foreign withholding tax) ..                 $   1,366,360
Income:           Expenses allocated from the Trust .................................................                    (1,330,388)
                                                                                                                      -------------
                  Net investment income from the Trust ..............................................                        35,972
                                                                                                                      -------------
===================================================================================================================================
Expenses:         Account maintenance and distribution fees--Class B ................................   $    960,630
                  Account maintenance and distribution fees--Class C ................................        399,896
                  Registration fees .................................................................        188,619
                  Offering costs ....................................................................        139,413
                  Transfer agent fees--Class B ......................................................        112,087
                  Transfer agent fees--Class C ......................................................         48,842
                  Account maintenance fee--Class D ..................................................         42,417
                  Transfer agent fees--Class D ......................................................         16,514
                  Printing and shareholder reports ..................................................         10,544
                  Transfer agent fees--Class A ......................................................          3,699
                  Accounting services ...............................................................          1,908
                  Professional fees .................................................................          1,016
                  Other .............................................................................            813
                                                                                                        ------------
                  Total expenses ....................................................................                     1,926,398
                                                                                                                      -------------
                  Investment loss--net ..............................................................                    (1,890,426)
                                                                                                                      -------------
===================================================================================================================================
Realized &        Realized loss from the Trust on:
Unrealized Loss      Investments--net ...............................................................    (43,827,078)
From the             Foreign currency transactions--net .............................................         (6,215)   (43,833,293)
Trust--Net:                                                                                             ------------
                  Unrealized depreciation on investments from the Trust--net ........................                   (49,969,455)
                                                                                                                      -------------
                  Net Decrease in Net Assets Resulting from Operations ..............................                 $ (95,693,174)
                                                                                                                      =============
===================================================================================================================================

+     Commencement of operations

      See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                           For the Period
PREMIER GROWTH                                                                                         March 3, 2000+ to
FUND, INC.       Increase (Decrease) in Net Assets:                                                      Nov. 30, 2000
=======================================================================================================================
Operations:      Investment loss--net ................................................................   $  (1,890,426)
                 Realized loss on investments and foreign currency transactions from the Trust--net ..     (43,833,293)
                 Unrealized depreciation on investments from the Trust--net ..........................     (49,969,455)
                                                                                                         -------------
                 Net decrease in net assets resulting from operations ................................     (95,693,174)
                                                                                                         -------------
=======================================================================================================================
Capital Share    Net increase in net assets derived from capital share transactions ..................     276,261,824
Transactions:                                                                                            -------------
=======================================================================================================================
Net Assets:      Total increase in net assets ........................................................     180,568,650
                 Beginning of period .................................................................         100,000
                                                                                                         -------------
                 End of period .......................................................................   $ 180,668,650
                                                                                                         =============
=======================================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.


                                     8 & 9

                      Merrill Lynch Premier Growth Fund, Inc., November 30, 2000

FINANCIAL HIGHLIGHTS

                      The following per share data and ratios have been derived
MERRILL LYNCH         from information provided in the financial statements.     For the Period March 3, 2000+ to November 30, 2000
PREMIER GROWTH                                                                   --------------------------------------------------
FUND, INC.            Increase (Decrease) in Net Asset Value:                     Class A       Class B      Class C      Class D
===================================================================================================================================
Per Share             Net asset value, beginning of period ...............       $ 10.00      $  10.00      $ 10.00      $ 10.00
Operating                                                                        -------      --------      -------      -------
Performance:          Investment loss--net ...............................          (.01)         (.07)        (.07)        (.03)
                      Realized and unrealized loss on investments and
                      foreign currency transactions from the Trust--net ..         (3.85)        (3.84)       (3.84)       (3.84)
                                                                                 -------      --------      -------      -------
                      Total from investment operations ...................         (3.86)        (3.91)       (3.91)       (3.87)
                                                                                 -------      --------      -------      -------
                      Net asset value, end of period .....................       $  6.14      $   6.09      $  6.09      $  6.13
                                                                                 =======      ========      =======      =======
===================================================================================================================================
Total Investment      Based on net asset value per share .................        (38.60%)@     (39.10%)@    (39.10%)@    (38.70%)@
Return:**                                                                        =======      ========      =======      =======
===================================================================================================================================
Ratios to Average     Expenses++ .........................................          1.17%*        2.18%*       2.19%*       1.41%*
Net Assets:                                                                      =======      ========      =======      =======
                      Investment loss--net ...............................          (.29%)*      (1.31%)*     (1.31%)*      (.54%)*
                                                                                 =======      ========      =======      =======
===================================================================================================================================
Supplemental          Net assets, end of period (in thousands) ...........       $ 4,431      $110,319      $44,779      $21,140
Data:                                                                            =======      ========      =======      =======
===================================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Trust's allocated expenses.
@     Aggregate total investment return.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH PREMIER GROWTH FUND, INC.

1. Significant Accounting Policies:

Merrill Lynch Premier Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Premier Growth Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Prior to commencement of operations on March 3, 2000, the Fund had no operations other than those relating to organizational matters and the issuance of 10,000 capital shares of the Fund on December 20, 1999 to Fund Asset Management, L.P. ("FAM") for $100,000. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Trust, less all actual and accrued expenses of the Fund.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

(g) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $1,896,641 have been reclassified between paid-in capital in excess of par and accumulated net investment loss and $6,215 has been reclassified between accumulated net investment loss and accumulated net realized capital losses. These reclassifications have no effect on net assets or net asset values per share.


                                    10 & 11

                      Merrill Lynch Premier Growth Fund, Inc., November 30, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH PREMIER GROWTH FUND, INC.

2. Transactions with Affiliates:

The Trust has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                   Account          Distribution
                                               Maintenance Fee          Fee
--------------------------------------------------------------------------------
Class B ..................................          .25%                .75%
Class C ..................................          .25%                .75%
Class D ..................................          .25%                 --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the period March 3, 2000 to November 30, 2000, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                     FAMD                MLPF&S
--------------------------------------------------------------------------------
Class A .............................              $     1              $  1,390
Class D .............................              $13,523              $287,209
--------------------------------------------------------------------------------

For the period March 3, 2000 to November 30, 2000, MLPF&S received contingent deferred sales charges of $159,458 and $33,538 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $884 relating to transitions subject to front-end sales charge waivers in Class D Shares.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by FAM.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Trust for the period March 3, 2000 to November 30, 2000 were $276,735,120 and $2,132,695, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $276,261,824 for the period March 3, 2000 to November 30, 2000.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Period                                          Dollar
March 3, 2000+ to November 30, 2000              Shares                Amount
-------------------------------------------------------------------------------
Shares sold .........................            971,098            $ 8,697,452
Shares redeemed .....................           (251,976)            (2,111,221)
                                                 -------            -----------
Net increase ........................            719,122            $ 6,586,231
                                                 =======            ===========
-------------------------------------------------------------------------------
+ Prior to March 3, 2000 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

-------------------------------------------------------------------------------
Class B Shares for the Period                                         Dollar
March 3, 2000+ to November 30, 2000               Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................        19,618,769        $ 181,963,608
Automatic conversion of shares .........          (100,925)            (867,432)
Shares redeemed ........................        (1,416,514)         (12,022,588)
                                                ----------        -------------
Net increase ...........................        18,101,330        $ 169,073,588
                                                ==========        =============
-------------------------------------------------------------------------------
+ Prior to March 3, 2000 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

-------------------------------------------------------------------------------
Class C Shares for the Period                                          Dollar
March 3, 2000+ to November 30, 2000              Shares                Amount
-------------------------------------------------------------------------------
Shares sold ........................           8,153,759           $ 75,554,485
Shares redeemed ....................            (807,315)            (6,799,208)
                                               ---------           ------------
Net increase .......................           7,346,444           $ 68,755,277
                                               =========           ============
-------------------------------------------------------------------------------
+ Prior to March 3, 2000 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

-------------------------------------------------------------------------------
Class D Shares for the Period                                          Dollar
March 3, 2000+ to November 30, 2000                 Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................        3,763,145        $ 34,511,905
Automatic conversion of shares ...........          100,671             867,432
                                                  ---------        ------------
Total issued .............................        3,863,816          35,379,337
Shares redeemed ..........................         (417,037)         (3,532,609)
                                                  ---------        ------------
Net increase .............................        3,446,779        $ 31,846,728
                                                  =========        ============
-------------------------------------------------------------------------------
+ Prior to March 3, 2000 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders, Merrill Lynch Premier Growth Fund,
Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Premier Growth Fund, Inc. as of November 30, 2000, the related statements of operations and changes in net assets, and the financial highlights for the period March 3, 2000 (commencement of operations) to November 30, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Premier Growth Fund, Inc. as of November 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the period March 3, 2000 (commencement of operations) to November 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
January 9, 2001


                                    12 & 13

                      Merrill Lynch Premier Growth Fund, Inc., November 30, 2000

SCHEDULE OF INVESTMENTS                                          (in US dollars)

               Master Premier Growth Trust
               ---------------------------------------------------------------------------------------------------------------------
                                          Shares                                                                          Percent of
COUNTRY        Industries                  Held                      Common Stocks                              Value     Net Assets
====================================================================================================================================
Canada         Biotechnology              69,000  +QLT PhotoTherapeutics Inc.                               $  3,027,375        1.7%
               ---------------------------------------------------------------------------------------------------------------------
               Communications             54,900   Nortel Networks Corporation                                 2,072,475        1.1
               Equipment
====================================================================================================================================
                                                   Total Common Stocks in Canada                               5,099,850        2.8
====================================================================================================================================
Singapore      Electronic Components     154,000  +Flextronics International Ltd.                              3,850,000        2.1
====================================================================================================================================
                                                   Total Common Stocks in Singapore                            3,850,000        2.1
====================================================================================================================================
United States  Application Development    95,000  +BEA Systems, Inc                                            5,557,500        3.1
               Software
               ---------------------------------------------------------------------------------------------------------------------
               Automotive                108,612   Harley-Davidson, Inc.                                       4,935,058        2.7
               ---------------------------------------------------------------------------------------------------------------------
               Biotechnology              50,000  +Celgene Corporation                                         2,850,000        1.6
                                          30,000  +Enzon, Inc.                                                 1,665,000        0.9
                                          40,000  +Protein Design Labs, Inc.                                   3,087,500        1.7
                                                                                                            ------------       ----
                                                                                                               7,602,500        4.2
               ---------------------------------------------------------------------------------------------------------------------
               Broadcasting/Media         82,200   Entravision Communications Corporation (Class A)            1,176,488        0.7
               ---------------------------------------------------------------------------------------------------------------------
               Communications             35,000  +Brocade Communications Systems, Inc.                        5,877,812        3.3
               Equipment                  65,000  +CIENA Corporation                                           4,927,812        2.7
                                          40,000  +Corvis Corporation                                          1,150,000        0.6
                                          66,000  +Network Appliance, Inc.                                     3,258,750        1.8
                                          50,000  +ONI Systems Corp.                                           2,175,000        1.2
                                                                                                            ------------       ----
                                                                                                              17,389,374        9.6
               ---------------------------------------------------------------------------------------------------------------------
               Computer                   60,000  +Amdocs Limited                                              3,247,500        1.8
               Services/Software          87,000  +Comverse Technology, Inc.                                   7,498,313        4.1
                                          51,000  +Critical Path, Inc.                                         1,077,375        0.6
                                          30,000  +i2 Technologies, Inc.                                       2,895,000        1.6
                                          40,000  +Informatica Corporation                                     2,795,000        1.5
                                          30,000  +Siebel Systems, Inc.                                        2,094,375        1.2
                                          50,000  +VERITAS Software Corporation                                4,875,000        2.7
                                                                                                            ------------       ----
                                                                                                              24,482,563       13.5
               ---------------------------------------------------------------------------------------------------------------------
               Electric & Gas             56,000   TNPC, Inc.                                                    283,500        0.2
               ---------------------------------------------------------------------------------------------------------------------
               Electrical Equipment       50,000   Power-One, Inc.                                             2,109,375        1.2
               ---------------------------------------------------------------------------------------------------------------------
               Electronic/                37,200  +Applied Micro Circuits Corporation                          1,801,875        1.0
               Semiconductors             66,000   AudioCodes Ltd.                                             1,072,500        0.6
                                          68,200  +Exar Corporation                                            1,709,263        1.0
                                          28,000  +PMC-Sierra, Inc.                                            2,579,500        1.4
                                           2,000   Transmeta Corporation                                          45,125        0.0
                                                                                                            ------------       ----
                                                                                                               7,208,263        4.0
               ---------------------------------------------------------------------------------------------------------------------
               Fiber Optics               81,400  +Avanex Corporation                                          3,774,925        2.1
                                          72,000   Corning Incorporated                                        4,212,000        2.3
                                          22,100  +SDL Inc.                                                    4,016,675        2.2
                                                                                                            ------------       ----
                                                                                                              12,003,600        6.6
               ---------------------------------------------------------------------------------------------------------------------
               Instruments                60,000   Applera Corporation--Applied Biosystems Group               4,957,500        2.7
                                          64,000  +Caliper Technologies Corp.                                  2,848,000        1.6
                                          30,000   Newport Corporation                                         1,715,625        0.9
                                          66,000  +Waters Corporation                                          4,244,625        2.3
                                                                                                            ------------       ----
                                                                                                              13,765,750        7.5
               ---------------------------------------------------------------------------------------------------------------------
               Internet Software          18,000  +Agile Software Corporation                                    830,250        0.5
                                          30,000  +VeriSign, Inc.                                              2,598,750        1.4
                                          99,000  +Vignette Corporation                                        1,553,063        0.9
                                         124,000  +WatchGuard Technologies, Inc.                               2,821,000        1.6
                                                                                                            ------------       ----
                                                                                                               7,803,063        4.4
               ---------------------------------------------------------------------------------------------------------------------
               Natural Gas                50,000   Enron Corp.                                                 3,237,500        1.8
               ---------------------------------------------------------------------------------------------------------------------
               Networking Products        92,700  +Cisco Systems, Inc.                                         4,432,219        2.5
                                         100,000  +Extreme Networks, Inc.                                      5,131,250        2.8
                                          19,000  +Foundry Networks, Inc.                                        700,625        0.4
                                          42,000  +Juniper Networks, Inc.                                      5,234,250        2.9
                                                                                                            ------------       ----
                                                                                                              15,498,344        8.6
               ---------------------------------------------------------------------------------------------------------------------
               Pharmaceuticals            49,500  +Millennium Pharmaceuticals, Inc.                            2,400,750        1.3
                                          75,000   Pfizer Inc.                                                 3,323,437        1.8
                                                                                                            ------------       ----
                                                                                                               5,724,187        3.1
               ---------------------------------------------------------------------------------------------------------------------
               Retail--Specialty         125,000  +Bed Bath & Beyond Inc.                                      2,601,562        1.4
                                         100,000   Tiffany & Co.                                               3,418,750        1.9
                                                                                                            ------------        ---
                                                                                                               6,020,312        3.3
               ---------------------------------------------------------------------------------------------------------------------
               Telecommunications        186,400   Advanced Switching Communications, Inc.                       827,150        0.5
               & Equipment                60,000   Sonus Networks, Inc.                                        1,455,000        0.8
                                                                                                            ------------       ----
                                                                                                               2,282,150        1.3
               ---------------------------------------------------------------------------------------------------------------------
               Wireless Communication--   44,000  +Palm, Inc.                                                  1,592,250        0.9
               Domestic Paging &
               Cellular
====================================================================================================================================
                                                   Total Common Stocks in the United States                  138,671,777       76.7
====================================================================================================================================
                                                   Total Investments in Common Stocks (Cost--$197,604,202)   147,621,627       81.6
====================================================================================================================================


                                    14 & 15

                      Merrill Lynch Premier Growth Fund, Inc., November 30, 2000

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

Master Premier Growth Trust (concluded)
------------------------------------------------------------------------------------------------------------------------------------
                                Face                                                                                      Percent of
                               Amount                      Short-Term Securities                               Value      Net Assets
====================================================================================================================================
Commercial Paper*        US$ 2,353,000   AEP Inc., 6.50% due 12/18/2000                                    $  2,345,778         1.3%
                             1,400,000   Bell South Capital Funding Corporation, 6.50% due 12/05/2000         1,398,989         0.8
                             3,739,000   General Motors Acceptance Corp., 6.56% due 12/01/2000                3,739,000         2.1
                                         Verizon Global Funding:
                             5,000,000      6.52% due 12/04/2000                                              4,997,283         2.7
                             7,000,000      6.55% due 1/05/2001                                               6,955,424         3.8
====================================================================================================================================
                                         Total Investments in Commercial Paper                               19,436,474        10.7
====================================================================================================================================
US Government                2,664,000   Fannie Mae, 6.45% due 12/07/2000                                     2,661,136         1.5
Agency Obligations*          3,300,000   Federal Farm Credit Bank, 6.45% due 12/07/2000                       3,296,452         1.8
                             7,000,000   Freddie Mac Participation Certificates, 6.42% due 12/19/2000         6,977,530         3.9
====================================================================================================================================
                                         Total Investments in US Government Agency Obligations               12,935,118         7.2
====================================================================================================================================
                                         Total Investments in Short-Term Securities (Cost--$32,371,592)      32,371,592        17.9
====================================================================================================================================
Total Investments (Cost--$229,975,794)                                                                      179,993,219        99.5

Other Assets Less Liabilities                                                                                   904,411         0.5
                                                                                                           ------------       -----
Net Assets                                                                                                 $180,897,630       100.0%
                                                                                                           ============       =====
====================================================================================================================================

+     Non-income producing security.
* Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust.

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER PREMIER
GROWTH TRUST     As of November 30, 2000
=========================================================================================================
Assets:          Investments, at value (identified cost--$229,975,794) ...                 $ 179,993,219
                 Cash ....................................................                           720
                 Receivables:
                   Contributions .........................................   $ 1,485,011
                   Dividends .............................................        16,579       1,501,590
                                                                             -----------
                 Prepaid expenses and other assets .......................                       215,098
                                                                                           -------------
                 Total assets ............................................                   181,710,627
                                                                                           -------------
=========================================================================================================
Liabilities:     Payables:
                   Withdrawals ...........................................       592,188
                   Investment adviser ....................................       118,755         710,943
                                                                             -----------
                 Accrued expenses ........................................                       102,054
                                                                                           -------------
                 Total liabilities .......................................                       812,997
                                                                                           -------------
=========================================================================================================
Net Assets:      Net assets ..............................................                 $ 180,897,630
                                                                                           =============
=========================================================================================================
Net Assets       Partners' capital .......................................                 $ 230,880,205
Consist of:      Unrealized depreciation on investments--net .............                   (49,982,575)
                                                                                           -------------
                 Net assets ..............................................                 $ 180,897,630
                                                                                           =============
=========================================================================================================

                 See Notes to Financial Statements.


                                    16 & 17

                      Merrill Lynch Premier Growth Fund, Inc., November 30, 2000

STATEMENT OF OPERATIONS

MASTER PREMIER
GROWTH TRUST          For the Period March 3, 2000+ to November 30, 2000
===============================================================================================================
Investment            Interest and discount earned ..........................                   $    1,286,140
Income:               Dividends (net of $643 foreign withholding tax) .......                           80,665
                                                                                                --------------
                      Total income ..........................................                        1,366,805
                                                                                                --------------
===============================================================================================================
Expenses:             Investment advisory fees ..............................   $  1,176,719
                      Accounting services ...................................         84,990
                      Custodian fees ........................................         27,140
                      Offering costs ........................................         21,716
                      Trustees' fees and expenses ...........................         14,241
                      Professional fees .....................................          1,502
                      Pricing fees ..........................................            617
                      Other .................................................          3,948
                                                                                ------------
                      Total expenses ........................................                        1,330,873
                                                                                                --------------
                      Investment income--net ................................                           35,932
                                                                                                --------------
===============================================================================================================
                      Realized loss from:
Realized &               Investments--net ...................................    (43,851,984)
Unrealized Loss          Foreign currency transactions--net .................         (6,219)      (43,858,203)
On Investments &                                                                ------------
Foreign Currency      Unrealized depreciation on investments--net ...........                      (49,982,575)
Transactions--Net:                                                                              --------------
                      Net Decrease in Net Assets Resulting from Operations ..                   $  (93,804,846)
                                                                                                ==============
===============================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    For the Period
MASTER PREMIER                                                                      March 3, 2000+
GROWTH TRUST      Increase (Decrease) in Net Assets:                               to Nov. 30, 2000
====================================================================================================
Operations:       Investment income--net .........................................   $      35,932
                  Realized loss on investments--net ..............................     (43,858,203)
                  Unrealized depreciation on investments--net ....................     (49,982,575)
                                                                                     -------------
                  Net decrease in net assets resulting from operations ...........     (93,804,846)
                                                                                     -------------
====================================================================================================
Net Capital       Increase in net assets derived from net capital contributions ..     274,602,376
Contributions:                                                                       -------------
====================================================================================================
Net Assets:       Total increase in net assets ...................................     180,797,530
                  Beginning of period ............................................         100,100
                                                                                     -------------
                  End of period ..................................................   $ 180,897,630
                                                                                     =============
====================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                      For the Period
MASTER PREMIER      The following ratios have been derived from                       March 3, 2000+
GROWTH TRUST        information provided in the financial statements.                to Nov. 30, 2000
=====================================================================================================
Ratios to Average   Expenses .......................................................           .85%*
Net Assets:                                                                            ===========
                    Investment income--net .........................................           .02%*
                                                                                       ===========
=====================================================================================================
Supplemental        Net assets, end of period (in thousands) .......................   $   180,898
Data:                                                                                  ===========
                    Portfolio turnover .............................................         79.97%
                                                                                       ===========
=====================================================================================================

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


                                    18 & 19

                      Merrill Lynch Premier Growth Fund, Inc., November 30, 2000

NOTES TO FINANCIAL STATEMENTS

MASTER PREMIER GROWTH TRUST

1. Significant Accounting Policies:

Master Premier Growth Trust (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and is organized as a Delaware business trust. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Trust may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Trust is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Trust may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Trust is authorized to purchase and write call and put options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Trust is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Trust's records. However, the effect on operations is recorded from the date the Trust enters into such contracts.

o Foreign currency options and futures--The Trust may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Trust, sold by the Trust but not yet delivered, or committed or anticipated to be purchased by the Trust.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Trust is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Trust will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Trust. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trust has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Trust will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Trust will begin amortizing premiums and discounts on debt securities effective December 1, 2001. Prior to this date, the Trust did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Trust. The impact of this accounting change has not been determined but will result in an adjustment to cost of securities and a corresponding adjustment in net unrealized appreciation/depreciation, based on securities held as of November 30, 2001.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee at an annual rate of .75% of the average daily value of the Trust's net assets.

Accounting services were provided to the Trust by FAM.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period March 3, 2000 to November 30, 2000 were $374,239,761 and $132,783,697, respectively.

Net realized losses for the period March 3, 2000 to November 30, 2000 and net unrealized losses as of November 30, 2000 were as follows:

-------------------------------------------------------------------------------
                                                  Realized          Unrealized
                                                   Losses             Losses
-------------------------------------------------------------------------------
Long-term investments ..................       $(43,851,863)       $(49,982,575)
Short-term investments .................               (121)                 --
Foreign currency transactions ..........             (6,219)                 --
                                               ------------        ------------
Total ..................................       $(43,858,203)       $(49,982,575)
                                               ============        ============
-------------------------------------------------------------------------------

As of November 30, 2000, net unrealized depreciation for Federal income tax purposes aggregated $50,520,714, of which $6,878,223 related to appreciated securities and $57,398,937 related to depreciated securities. At November 30, 2000, the aggregate cost of investments for Federal income tax purposes was $230,513,933.

4. Short-Term Borrowings:

On July 1, 2000, the Trust became party to a $1,000,000,000 credit agreement dated as of December 3, 1999 among


                                    20 & 21

                      Merrill Lynch Premier Growth Fund, Inc., November 30, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER PREMIER GROWTH TRUST

certain other funds managed by FAM and its affiliates, Bank of America, N.A. and certain other lenders. The Trust may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of .09% per annum based on the Trust's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank of America, N.A. The Trust did not borrow under the facility during the period March 3, 2000 to November 30, 2000. On December 1, 2000, this credit agreement was renewed and amended with Bank One, N.A., replacing Bank of America, N.A. as administrative agent.

5. Capital Loss Carryforward:

At November 30, 2000, the Trust had a net capital loss carryforward of approximately $39,656,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors, Master Premier Growth Trust:

We have audited the accompanying statement of assets and liabilities of Master Premier Growth Trust, including the schedule of investments, as of November 30, 2000, the related statements of operations and changes in net assets, and the financial highlights for the period March 3, 2000 (commencement of operations) to November 30, 2000. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Premier Growth Trust as of November 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the period March 3, 2000 (commencement of operations) to November 30, 2000 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
January 9, 2001

PORTFOLIO INFORMATION (unaudited)

As of November 30, 2000
================================================================================
                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Comverse Technology, Inc. ...............................................   4.1%
Brocade Communications Systems, Inc. ....................................   3.3
BEA Systems, Inc. .......................................................   3.1
Juniper Networks, Inc. ..................................................   2.9
Extreme Networks, Inc. ..................................................   2.8
Applera Corporation--Applied Biosystems Group ...........................   2.7
Harley-Davidson, Inc. ...................................................   2.7
CIENA Corporation .......................................................   2.7
VERITAS Software Corporation ............................................   2.7
Cisco Systems, Inc. .....................................................   2.5
--------------------------------------------------------------------------------

                                                                      Percent of
Ten Largest Industries                                                Net Assets
--------------------------------------------------------------------------------
Computer Services/Software ..................................              13.5%
Communications Equipment ....................................              10.7
Networking Products .........................................               8.6
Instruments .................................................               7.5
Fiber Optics ................................................               6.6
Biotechnology ...............................................               5.9
Internet Software ...........................................               4.4
Electronic/Semiconductors ...................................               4.0
Retail--Specialty ...........................................               3.3
Pharmaceuticals .............................................               3.1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                     Percent of
Geographic Allocation                                                Net Assets+
--------------------------------------------------------------------------------
United States ............................................                 76.7%
Canada ...................................................                  2.8
Singapore ................................................                  2.1
--------------------------------------------------------------------------------
+     Total may not equal 100%.


                                    22 & 23

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Premier Growth Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                        PREMIER--11/00

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